Schedule of reconciliation of income tax credit (Details) - USD ($)	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Loss before tax		$ (6,303)	$ (4,303)			$ (18,503)
Income tax credit/(expense)
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Loss before tax							$ (2,398,575)	$ (582,060)
(Less)/Add: Share result of associates							(3,421)	(1,635)
Loss before tax after associates share							(2,401,996)	(583,695)
Taxation at statutory rate of 24%							(576,479)	(140,087)
Non-taxable income								(1,089)
Expenses not deductible							141,877	103,623
Utilisation of deferred tax assets previously not recognised							(109,818)	(128,509)
Deferred tax assets not recognised							537,006	197,222
Estimated tax payable								118,113
Deferred tax								(1,471)
Income tax credit/(expense)							$ (7,414)	$ 147,802
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Loss before tax	$ (6,441)			$ (1,208,560)	$ (856,261)
(Less)/Add: Share result of associates				(33,456)	3,068
Loss before tax after associates share				(1,242,016)	(853,193)
Taxation at statutory rate of 24%				(298,084)	(283,304)
Expenses not deductible				72,448	168,506
Utilisation of deferred tax assets previously not recognised					(73,103)
Deferred tax assets not recognised				279,107	188,902
Estimated tax payable
Income tax credit/(expense)				$ 53,471